Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 15,297	$ 7,010
Accrued expenses and other liabilities	19,409	26,038
Accrued expenses and other liabilities, total	$ 34,706	$ 33,048